Asset Retirement Obligations	9 Months Ended
Sep. 30, 2012
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations

Note 6 – Asset Retirement Obligations

Our asset retirement obligations relate to obligations for the future plugging and abandonment of oil and gas properties. The following table provides a rollforward of our asset retirement obligations for the nine months ended September 30, 2012 and 2011:

	Nine Months Ended
	September 30,
	2012	2011
Carrying amount of asset retirement obligations as of beginning of period	$47,258	$42,997
Accretion expense (included in DD&A expense)	5,614	3,472
Impact of foreign currency exchange rate changes	2,949	833
Payment of asset retirement obligations	(7,838)	(12,616)
Liabilities incurred	17,263	-
Carrying amount of asset retirement obligations as of end of period	65,246	34,686
Less: Current portion	(8,051)	(6,480)
Long-term asset retirement obligations	$57,195	$28,206